RISK MANAGEMENT (Details 12) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	$ 9,928	$ 8,944
Interest rate | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	321,121	346,303
Interest rate | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	174,379	137,221
Interest rate | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	119,856	118,920
Interest rate | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	14,206	89,268
Interest rate | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	144,232	141,553
Exchange rate | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	304,429	57,160
Exchange rate | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	7,034	2,029
Exchange rate | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	3,329	273
Exchange rate | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	1,448	7
Exchange rate | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	4,041	3,263
Shares | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	8,099	6,002
Shares | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	0	0
Shares | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	946	764
Shares | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	0	0
Shares | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	10,800	11,975
Mutual funds | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	196,197	170,020
Mutual funds | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,811	2,545
Mutual funds | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	1,134	615
Mutual funds | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,741	126
Mutual funds | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	140	2,906
VaR Portfolio | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	829,846	579,486
VaR Portfolio | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	184,224	141,794
VaR Portfolio | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	125,265	120,572
VaR Portfolio | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	18,394	89,402
VaR Portfolio | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	159,214	159,697
Bottom of range [member] | Interest rate | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	309,368	324,908
Bottom of range [member] | Interest rate | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	140,044	131,840
Bottom of range [member] | Interest rate | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	103,535	103,097
Bottom of range [member] | Interest rate | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	12,563	89,066
Bottom of range [member] | Interest rate | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	81,334	130,771
Bottom of range [member] | Exchange rate | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	12,424	26,940
Bottom of range [member] | Exchange rate | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	1,424	1,488
Bottom of range [member] | Exchange rate | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	4	17
Bottom of range [member] | Exchange rate | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	0	3
Bottom of range [member] | Exchange rate | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	656	1,263
Bottom of range [member] | Shares | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	7,234	5,090
Bottom of range [member] | Shares | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	0	0
Bottom of range [member] | Shares | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	945	732
Bottom of range [member] | Shares | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	0	0
Bottom of range [member] | Shares | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	9,691	8,471
Bottom of range [member] | Mutual funds | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	187,698	149,082
Bottom of range [member] | Mutual funds | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,580	2,545
Bottom of range [member] | Mutual funds | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	1,019	490
Bottom of range [member] | Mutual funds | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	481	96
Bottom of range [member] | Mutual funds | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	116	373
Bottom of range [member] | VaR Portfolio | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	523,306	550,562
Bottom of range [member] | VaR Portfolio | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	145,108	137,343
Bottom of range [member] | VaR Portfolio | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	105,635	104,583
Bottom of range [member] | VaR Portfolio | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	15,198	89,243
Bottom of range [member] | VaR Portfolio | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	95,312	146,966
Weighted Average [Member] | Interest rate | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	342,043	496,788
Weighted Average [Member] | Interest rate | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	162,463	154,398
Weighted Average [Member] | Interest rate | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	115,033	129,470
Weighted Average [Member] | Interest rate | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	37,998	100,756
Weighted Average [Member] | Interest rate | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	104,098	219,143
Weighted Average [Member] | Exchange rate | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	52,925	37,336
Weighted Average [Member] | Exchange rate | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	3,119	2,172
Weighted Average [Member] | Exchange rate | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	662	703
Weighted Average [Member] | Exchange rate | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	670	307
Weighted Average [Member] | Exchange rate | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,332	3,799
Weighted Average [Member] | Shares | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	7,068	9,622
Weighted Average [Member] | Shares | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	0	0
Weighted Average [Member] | Shares | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	965	813
Weighted Average [Member] | Shares | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	0	0
Weighted Average [Member] | Shares | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	10,601	10,608
Weighted Average [Member] | Mutual funds | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	184,582	160,274
Weighted Average [Member] | Mutual funds | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,702	3,628
Weighted Average [Member] | Mutual funds | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	1,085	582
Weighted Average [Member] | Mutual funds | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	1,394	115
Weighted Average [Member] | Mutual funds | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	891	2,140
Weighted Average [Member] | VaR Portfolio | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	586,619	704,020
Weighted Average [Member] | VaR Portfolio | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	168,284	160,199
Weighted Average [Member] | VaR Portfolio | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	117,745	131,567
Weighted Average [Member] | VaR Portfolio | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	40,061	101,178
Weighted Average [Member] | VaR Portfolio | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	117,460	235,689
Top of range [member] | Interest rate | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	400,828	711,827
Top of range [member] | Interest rate | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	184,209	172,552
Top of range [member] | Interest rate | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	122,910	149,375
Top of range [member] | Interest rate | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	89,381	113,347
Top of range [member] | Interest rate | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	144,232	282,081
Top of range [member] | Exchange rate | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	304,429	57,160
Top of range [member] | Exchange rate | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	7,034	3,567
Top of range [member] | Exchange rate | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	3,329	2,551
Top of range [member] | Exchange rate | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	1,572	862
Top of range [member] | Exchange rate | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	4,041	8,730
Top of range [member] | Shares | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	8,099	15,089
Top of range [member] | Shares | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	0	0
Top of range [member] | Shares | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	967	947
Top of range [member] | Shares | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	0	0
Top of range [member] | Shares | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	11,072	12,295
Top of range [member] | Mutual funds | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	196,197	170,020
Top of range [member] | Mutual funds | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,811	3,898
Top of range [member] | Mutual funds | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	1,203	683
Top of range [member] | Mutual funds | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	6,373	169
Top of range [member] | Mutual funds | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,669	3,498
Top of range [member] | VaR Portfolio | Banco Bogota [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	829,846	909,405
Top of range [member] | VaR Portfolio | Banco de Occidente S.A. [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	190,502	177,946
Top of range [member] | VaR Portfolio | Banco Popular S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	126,486	150,964
Top of range [member] | VaR Portfolio | Banco AV Villas S.A [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	89,960	114,065
Top of range [member] | VaR Portfolio | Corficolombiana [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	$ 159,214	$ 293,983